Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 27. Related party transactions

Parent entity

Mobilicom Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 28.

Key management personnel

Disclosures relating to key management personnel are set out in note 25.

Receivable from and payable to related parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$
Current payables:
Payables to related parties	234,641	25,667	160,494
Non-current payables:
Payables to related parties	132,896	-	90,901

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.